Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 48,796		¥ 63,598	¥ 95,441
Impairment loss on the property and equipment	6,607	$ 932	12,891	¥ 6,586
Impairment loss on the property and equipment	¥ 6,607		¥ 12,891